Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	UBS INVESTMENT TRUST
Central Index Key	0000873803
Amendment Flag	false
Document Creation Date	Dec. 24, 2013
Document Effective Date	Dec. 27, 2013
Prospectus Date	Dec. 27, 2013
UBS U.S. Allocation Fund | Class A
Risk/Return:
Trading Symbol	PWTAX
UBS U.S. Allocation Fund | Class C
Risk/Return:
Trading Symbol	KPAAX
UBS U.S. Allocation Fund | Class Y
Risk/Return:
Trading Symbol	PWTYX